Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0001015965
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 22, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014